Securities Act File No. 333-22309
Investment Company Act File No. 811-08071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Post-Effective Amendment No. 79	/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 79	/X/

(Check appropriate box or boxes)

LAZARD RETIREMENT SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant's Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Mark R. Anderson, Esq. 30 Rockefeller Plaza New York, New York 10112 (Name and Address of Agent for Services)

Copy to: Janna Manes, Esq. Proskauer Rose LLP Eleven Times Square New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (DATE) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of May, 2018.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Nathan A. Paul*
Nathan A. Paul, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Nathan A. Paul* Nathan A. Paul	President	May 18, 2018

/s/ Christopher Snively* Christopher Snively	Chief Financial Officer	May 18, 2018

/s/ Ashish Bhutani* Ashish Bhutani	Director	May 18, 2018

/s/ Franci J. Blassberg* Franci J. Blassberg	Director	May 18, 2018

/s/ Kenneth S. Davidson* Kenneth S. Davidson	Director	May 18, 2018

/s/ Nancy A. Eckl* Nancy A. Eckl	Director	May 18, 2018

/s/ Trevor W. Morrison* Trevor W. Morrison	Director	May 18, 2018

/s/ Richard Reiss, Jr.* Richard Reiss, Jr.	Director	May 18, 2018

/s/ Robert M. Solmson* Robert M. Solmson	Director	May 18, 2018

*By: /s/ Mark R. Anderson Attorney-in-fact, Mark R. Anderson

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase